SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Adoption of ASU 2016-13 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cumulative-effect adjustment to retained earnings	¥ 1,724,604	$ 264,308			¥ 3,915,284	¥ 4,140,158	¥ 4,392,495
Cumulative effect of accounting change
Cumulative-effect adjustment to retained earnings	¥ (55,788)
ASU 2016-13 | Cumulative effect of accounting change
Cumulative-effect adjustment to retained earnings			¥ 55,788	$ 8,550		¥ (25,054)